Earnings per share (Details) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Weighted-average number of common shares outstanding, basic	145.2	145.0	145.1	144.8	144.4
Effect of dilutive securities	0.9	0.8	0.7	0.1	0
Weighted-average number of common shares outstanding, diluted	146.1	145.8	145.8	144.9	144.4
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0	0	4.3	4.7